INVENTORY	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
INVENTORY
INVENTORY

NOTE 4 – INVENTORY

As of September 30, 2022 and December 31, 2021, inventory, which consists primarily of the Company’s raw materials, finished products and packaging is stated at the following amounts:

	September 30	December 31
	2022	2021

Finished goods	$261,236	$41,088
Raw materials (Net of obsolescence allowance)	537,272	157,848
Total inventory at cost less obsolescence allowance	$798,508	$198,936

The Company identified a potential for obsolescence in particular raw materials and provided an allowance for this risk in full in the year ended December 31, 2020. As of September 30, 2022 and December 31, 2021, this allowance remains unchanged. This obsolescence allowance is continually re-evaluated and adjusted as necessary.

NOTE 4 – INVENTORY

As of December 31, 2021 and 2020, inventory, which consists primarily of the Company’s raw materials, finished products and packaging is stated at the following amounts:

	December 31,	December 31,
	2021	2020

Finished goods	$41,088	$11,111
Raw materials (Net of obsolescence allowance)	157,848	81,588
Total inventory at cost less obsolescence allowance	$198,936	$92,699

The Company identified a potential for obsolescence in particular raw materials and provided an allowance for this risk in full in the year ended December 31, 2020 which was recorded within cost of goods sold in the amount of $623,375. This obsolescence allowance is continually re-evaluated and adjusted as necessary.